VIA EDGAR


September 21, 2010


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Variable Separate Account ("Registrant")
        SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris Preferred Solution Variable Annuity
        File No. 333-137867 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 13 and Amendment No. 14 filed on Form N-4 with the Securities and Exchange Commission on August 30, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
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Jennifer Herron
Paralegal